Condensed Consolidating Financial Information - Consolidating Statement of Operations and Comprehensive Income Information (Detail) - USD ($) $ in Thousands	3 Months Ended											4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenues	$ 226,011				$ 216,659									$ 655,193	$ 652,888	$ 869,495	$ 765,695	$ 467,548
Expenses
Depreciation and amortization	71,957				63,468									223,062	199,933	266,622	260,455	220,667
Property transactions, net	9,921				339									11,344	18,851	20,319	34,022	4,684
Reimbursable expenses	5,920				29,168									17,760	90,435	119,531	88,254	68,063
Amortization of above market lease, net	0				171									0	514	686	686	286
Acquisition-related expenses	92				1,931									8,891	4,603	6,149	17,304	10,178
General and administrative	4,476				3,358									12,305	10,021	16,048	12,189	9,896
Expenses, net	92,366				98,435									273,362	324,357	429,355	412,910	313,774
Operating income (loss)																440,140	352,785	153,774
Equity in earnings of subsidiaries																		0
Non-operating income (expense)
Interest income	241				163									2,189	2,473	2,501	3,907	774
Interest expense	(63,048)				(58,743)									(190,973)	(157,249)	(215,532)	(184,175)	(116,212)
Other non-operating	(306)				(1,020)									(806)	(6,409)	(7,191)	(1,621)	(726)
Non-operating income (expense)	(63,113)				(59,600)									(189,590)	(161,185)	(220,222)	(181,889)	(116,164)
Income from continuing operations before income taxes	70,532				58,624									192,241	167,346	219,918	170,896	37,610
Provision for income taxes	(1,979)				(2,650)									(5,771)	(5,144)	(5,779)	(4,906)	(2,264)
Net income (loss)	46,038				40,208								$ 5,408	126,924	117,460	155,220	124,215	35,346
Income from discontinued operations					10,231									11,434	10,231	22,417
Other comprehensive income (loss)
Net income (loss)	68,553	$ 67,769	$ 66,364	$ 68,551	69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	119,729	202,686	176,151	244,702	165,990	35,346
Unrealized gain (loss) on cash flow hedges, net	(19,270)				4,736									(65,657)	27,372	4,128	9,782	1,879
Comprehensive income (loss)	49,283				74,659									137,029	203,523	248,830	175,772	37,225
Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues	219,847				186,564									636,575	559,690	746,253	675,089	419,239
Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues	6,164				30,095									18,618	93,198			48,309
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues																0	0	0
Expenses
Depreciation and amortization																0	0	0
Property transactions, net																0	0	0
Reimbursable expenses																0	0	0
Amortization of above market lease, net																0	0	0
Acquisition-related expenses																0	0	0
General and administrative																0	0	0
Expenses, net																0	0	0
Operating income (loss)																0	0	0
Equity in earnings of subsidiaries																(476,353)	(377,372)	(171,584)
Non-operating income (expense)
Interest income																(10,876)	0	0
Interest expense																10,876	0	0
Other non-operating																0	0	0
Non-operating income (expense)																0	0	0
Income from continuing operations before income taxes																(476,353)	(377,372)	(171,584)
Provision for income taxes																0	0	0
Net income (loss)																(476,353)	(377,372)	(171,584)
Income from discontinued operations																0
Other comprehensive income (loss)
Net income (loss)																(476,353)	(377,372)	(171,584)
Unrealized gain (loss) on cash flow hedges, net																0	0	0
Comprehensive income (loss)																(476,353)	(377,372)	(171,584)
Eliminations | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues																0	0	0
Eliminations | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues																0	0	0
Operating Partnership | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues																	0	0
Expenses
Depreciation and amortization																	0	0
Property transactions, net																	0	0
Reimbursable expenses																	0	0
Amortization of above market lease, net																	0	0
Acquisition-related expenses																	17,304	10,178
General and administrative																	12,189	9,896
Expenses, net																	29,493	20,074
Operating income (loss)																	(29,493)	(20,074)
Equity in earnings of subsidiaries																	377,372	171,584
Non-operating income (expense)
Interest income																	3,907	774
Interest expense																	(184,175)	(116,212)
Other non-operating																	(1,621)	(726)
Non-operating income (expense)																	(181,889)	(116,164)
Income from continuing operations before income taxes																	165,990	35,346
Provision for income taxes																	0	0
Net income (loss)																	165,990	35,346
Other comprehensive income (loss)
Net income (loss)																	165,990	35,346
Unrealized gain (loss) on cash flow hedges, net																	9,782	1,879
Comprehensive income (loss)																	175,772	37,225
Operating Partnership | Reportable Legal Entities | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues																	0	0
Operating Partnership | Reportable Legal Entities | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues																	0	0
Co-Issuer | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues																0	0	0
Expenses
Depreciation and amortization																0	0	0
Property transactions, net																0	0	0
Reimbursable expenses																0	0	0
Amortization of above market lease, net																0	0	0
Acquisition-related expenses																0	0	0
General and administrative																0	0	0
Expenses, net																0	0	0
Operating income (loss)																0	0	0
Equity in earnings of subsidiaries																0	0	0
Non-operating income (expense)
Interest income																0	0	0
Interest expense																0	0	0
Other non-operating																0	0	0
Non-operating income (expense)																0	0	0
Income from continuing operations before income taxes																0	0	0
Provision for income taxes																0	0	0
Net income (loss)																0	0	0
Income from discontinued operations																0
Other comprehensive income (loss)
Net income (loss)																0	0	0
Unrealized gain (loss) on cash flow hedges, net																0	0	0
Comprehensive income (loss)																0	0	0
Co-Issuer | Reportable Legal Entities | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues																0	0	0
Co-Issuer | Reportable Legal Entities | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues																0	0	0
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues																869,495	765,695	467,548
Expenses
Depreciation and amortization																266,514	260,455	220,667
Property transactions, net																20,319	34,022	4,684
Reimbursable expenses																119,531	88,254	68,063
Amortization of above market lease, net																686	686	286
Acquisition-related expenses																0	0	0
General and administrative																0	0	0
Expenses, net																407,050	383,417	293,700
Operating income (loss)																462,445	382,278	173,848
Equity in earnings of subsidiaries																0	0	0
Non-operating income (expense)
Interest income																0	0	0
Interest expense																(10,876)	0	0
Other non-operating																0	0	0
Non-operating income (expense)																(10,876)	0	0
Income from continuing operations before income taxes																451,569	382,278	173,848
Provision for income taxes																(5,779)	(4,906)	(2,264)
Net income (loss)																445,790	377,372	171,584
Income from discontinued operations																30,563
Other comprehensive income (loss)
Net income (loss)																476,353	377,372	171,584
Unrealized gain (loss) on cash flow hedges, net																0	0	0
Comprehensive income (loss)																476,353	377,372	171,584
Guarantor Subsidiaries | Reportable Legal Entities | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues																746,253	675,089	419,239
Guarantor Subsidiaries | Reportable Legal Entities | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues																123,242	90,606	48,309
MGP Operating Partnership
Condensed Income Statements, Captions [Line Items]
Revenues	226,011				216,659									655,193	652,888	869,495	765,695	467,548
Expenses
Depreciation and amortization	71,957				63,468									223,062	199,933	266,622	260,455	220,667
Property transactions, net	9,921				339									11,344	18,851	20,319	34,022	4,684
Reimbursable expenses	5,920				29,168									17,760	90,435	119,531	88,254	68,063
Amortization of above market lease, net	0				171									0	514	686	686	286
Acquisition-related expenses	92				1,931									8,891	4,603	6,149	17,304	10,178
General and administrative	4,476				3,358									12,305	10,021	16,048	12,189	9,896
Expenses, net	92,366				98,435									273,362	324,357	429,355	412,910	313,774
Operating income (loss)																440,140	352,785	153,774
Equity in earnings of subsidiaries	0				0									0	0	0	0
Non-operating income (expense)
Interest income	241				163									2,189	2,473	2,501	3,907	774
Interest expense	(63,048)				(58,743)									(190,973)	(157,249)	(215,532)	(184,175)	(116,212)
Other non-operating	(306)				(1,020)									(806)	(6,409)	(7,191)	(1,621)	(726)
Non-operating income (expense)	(63,113)				(59,600)									(189,590)	(161,185)	(220,222)	(181,889)	(116,164)
Income from continuing operations before income taxes	70,532				58,624									192,241	167,346	219,918	170,896	37,610
Provision for income taxes	(1,979)				(2,650)									(5,771)	(5,144)	(5,779)	(4,906)	(2,264)
Net income (loss)					55,974									186,470	162,202	214,139	165,990
Income from discontinued operations					13,949									16,216	13,949	30,563
Other comprehensive income (loss)
Net income (loss)	68,553	$ 67,769	$ 66,364	$ 68,551	69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	$ 119,729	202,686	176,151	244,702	165,990	35,346
Unrealized gain (loss) on cash flow hedges, net	(19,270)				4,736									(65,657)	27,372	4,128	9,782	1,879
Comprehensive income (loss)	49,283				74,659									137,029	203,523	248,830	175,772	37,225
MGP Operating Partnership | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues	219,847				186,564									636,575	559,690	746,253	675,089	419,239
MGP Operating Partnership | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues	6,164				30,095									18,618	93,198	123,242	$ 90,606	$ 48,309
MGP Operating Partnership | Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
Expenses
Depreciation and amortization	0				0									0	0
Property transactions, net	0				0									0	0
Reimbursable expenses	0				0									0	0
Amortization of above market lease, net					0										0
Acquisition-related expenses	0				0									0	0
General and administrative	0				0									0	0
Expenses, net	0				0									0	0
Equity in earnings of subsidiaries	(136,256)				(129,568)									(409,665)	(346,758)
Non-operating income (expense)
Interest income	0				(5,289)									(5,617)	(5,289)
Interest expense	0				5,289									5,617	5,289
Other non-operating	0				0									0	0
Non-operating income (expense)	0				0									0	0
Income from continuing operations before income taxes	(136,256)				(129,568)									(409,665)	(346,758)
Provision for income taxes	0				0									0	0
Net income (loss)					(129,568)									(409,665)	(346,758)
Income from discontinued operations					0									0	0
Other comprehensive income (loss)
Net income (loss)	(136,256)				(129,568)									(409,665)	(346,758)
Unrealized gain (loss) on cash flow hedges, net	0				0									0	0
Comprehensive income (loss)	(136,256)				(129,568)									(409,665)	(346,758)
MGP Operating Partnership | Eliminations | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
MGP Operating Partnership | Eliminations | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
MGP Operating Partnership | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues																0
Expenses
Depreciation and amortization																108
Property transactions, net																0
Reimbursable expenses																0
Amortization of above market lease, net																0
Acquisition-related expenses																6,149
General and administrative																16,048
Expenses, net																22,305
Operating income (loss)																(22,305)
Equity in earnings of subsidiaries																476,353
Non-operating income (expense)
Interest income																13,377
Interest expense																(215,532)
Other non-operating																(7,191)
Non-operating income (expense)																(209,346)
Income from continuing operations before income taxes																244,702
Provision for income taxes																0
Net income (loss)																244,702
Income from discontinued operations																0
Other comprehensive income (loss)
Net income (loss)																244,702
Unrealized gain (loss) on cash flow hedges, net																4,128
Comprehensive income (loss)																248,830
MGP Operating Partnership | Reportable Legal Entities | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues																0
MGP Operating Partnership | Reportable Legal Entities | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues																$ 0
MGP Operating Partnership | Operating Partnership | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
Expenses
Depreciation and amortization	22				45									65	87
Property transactions, net	0				0									0	0
Reimbursable expenses	0				0									0	0
Amortization of above market lease, net					0										0
Acquisition-related expenses	92				1,931									8,891	4,603
General and administrative	4,476				3,358									12,305	10,021
Expenses, net	4,590				5,334									21,261	14,711
Equity in earnings of subsidiaries	136,256				129,568									409,665	346,758
Non-operating income (expense)
Interest income	241				5,452									7,806	7,762
Interest expense	(63,048)				(58,743)									(190,973)	(157,249)
Other non-operating	(306)				(1,020)									(806)	(6,409)
Non-operating income (expense)	(63,113)				(54,311)									(183,973)	(155,896)
Income from continuing operations before income taxes	68,553				69,923									204,431	176,151
Provision for income taxes	0				0									(1,745)	0
Net income (loss)					69,923									202,686	176,151
Income from discontinued operations					0									0	0
Other comprehensive income (loss)
Net income (loss)	68,553				69,923									202,686	176,151
Unrealized gain (loss) on cash flow hedges, net	(19,270)				4,736									(65,657)	27,372
Comprehensive income (loss)	49,283				74,659									137,029	203,523
MGP Operating Partnership | Operating Partnership | Reportable Legal Entities | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
MGP Operating Partnership | Operating Partnership | Reportable Legal Entities | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
MGP Operating Partnership | Co-Issuer | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
Expenses
Depreciation and amortization	0				0									0	0
Property transactions, net	0				0									0	0
Reimbursable expenses	0				0									0	0
Amortization of above market lease, net					0										0
Acquisition-related expenses	0				0									0	0
General and administrative	0				0									0	0
Expenses, net	0				0									0	0
Equity in earnings of subsidiaries	0				0									0	0
Non-operating income (expense)
Interest income	0				0									0	0
Interest expense	0				0									0	0
Other non-operating	0				0									0	0
Non-operating income (expense)	0				0									0	0
Income from continuing operations before income taxes	0				0									0	0
Provision for income taxes	0				0									0	0
Net income (loss)					0									0	0
Income from discontinued operations					0									0	0
Other comprehensive income (loss)
Net income (loss)	0				0									0	0
Unrealized gain (loss) on cash flow hedges, net	0				0									0	0
Comprehensive income (loss)	0				0									0	0
MGP Operating Partnership | Co-Issuer | Reportable Legal Entities | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
MGP Operating Partnership | Co-Issuer | Reportable Legal Entities | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues	0				0									0	0
MGP Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	226,011				216,659									655,193	652,888
Expenses
Depreciation and amortization	71,935				63,423									222,997	199,846
Property transactions, net	9,921				339									11,344	18,851
Reimbursable expenses	5,920				29,168									17,760	90,435
Amortization of above market lease, net					171										514
Acquisition-related expenses	0				0									0	0
General and administrative	0				0									0	0
Expenses, net	87,776				93,101									252,101	309,646
Equity in earnings of subsidiaries	0				0									0	0
Non-operating income (expense)
Interest income	0				0									0	0
Interest expense	0				(5,289)									(5,617)	(5,289)
Other non-operating	0				0									0	0
Non-operating income (expense)	0				(5,289)									(5,617)	(5,289)
Income from continuing operations before income taxes	138,235				118,269									397,475	337,953
Provision for income taxes	(1,979)				(2,650)									(4,026)	(5,144)
Net income (loss)					115,619									393,449	332,809
Income from discontinued operations					13,949									16,216	13,949
Other comprehensive income (loss)
Net income (loss)	136,256				129,568									409,665	346,758
Unrealized gain (loss) on cash flow hedges, net	0				0									0	0
Comprehensive income (loss)	136,256				129,568									409,665	346,758
MGP Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities | Rental revenue
Condensed Income Statements, Captions [Line Items]
Revenues	219,847				186,564									636,575	559,690
MGP Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities | Tenant reimbursements and other
Condensed Income Statements, Captions [Line Items]
Revenues	$ 6,164				$ 30,095									$ 18,618	$ 93,198